Capital Management - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Cancellation of treasury shares	$ 0
Share premium	0		$ 7,097
Share-options exercise	257	$ 940
Proceeds from exercise of options	(257)	940
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares	0
Share-options exercise	257	940
Share premium
Disclosure of classes of share capital [line items]
Cancellation of treasury shares	$ 7,097
Share-options exercise		$ 3,949